Warrant liability - Schedule Of Inputs And Assumptions Used In Determining The Fair Value Of Warrants Outstanding (Details) - Level 2 of fair value hierarchy - Warrant liability - Option pricing model	12 Months Ended
Dec. 31, 2017 $ / shares shares
July 2013 Warrants
Disclosure of range of exercise prices of outstanding share options [line items]
Number of equivalent shares | shares	25,996
Market-value per share price	$ 2.36
Weighted average exercise price (in usd per share)	$ 185.00
Risk-free annual interest rate	1.75%
Expected volatility	136.18%
Expected life (years)	6 months 29 days
Expected dividend yield	0.00%
March 2015 Series A Warrants
Disclosure of range of exercise prices of outstanding share options [line items]
Number of equivalent shares | shares	115,844
Market-value per share price	$ 2.36
Weighted average exercise price (in usd per share)	$ 1.07
Risk-free annual interest rate	1.90%
Expected volatility	132.24%
Expected life (years)	2 years 2 months 9 days
Expected dividend yield	0.00%
December 2015 Warrants
Disclosure of range of exercise prices of outstanding share options [line items]
Number of equivalent shares | shares	2,331,000
Market-value per share price	$ 2.36
Weighted average exercise price (in usd per share)	$ 7.10
Risk-free annual interest rate	1.97%
Expected volatility	137.02%
Expected life (years)	2 years 11 months 16 days
Expected dividend yield	0.00%
November 2016 Warrants
Disclosure of range of exercise prices of outstanding share options [line items]
Number of equivalent shares | shares	945,000
Market-value per share price	$ 2.36
Weighted average exercise price (in usd per share)	$ 4.70
Risk-free annual interest rate	1.91%
Expected volatility	145.04%
Expected life (years)	2 years 4 months 2 days
Expected dividend yield	0.00%
Other equity, call option price (in usd per share)	$ 10